License Agreements - Additional Information (Details) € in Millions, £ in Millions		1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 GBP (£) shares	Jan. 31, 2017 USD ($)	Mar. 31, 2019 USD ($) Milestone shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Nov. 30, 2018 shares	Sep. 30, 2018 shares	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 EUR (€)
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Transaction costs	$ 800,000
Research and development							$ 17,493,000	$ 9,171,000
GSK Asset Purchase and License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total consideration				$ 133,601,000	£ 94.2
Upfront payment				14,186,000	10.0
Remaining liability	18,351,000			18,351,000			9,100,000		$ 10,300,000					£ 12.9
Inventory purchase liability	$ 6,893,000			6,893,000										£ 4.9
Transaction costs				780,000	0.6
In-process research and development expense				$ 133,600,000	£ 94.2
Amortization as credit to research and development expense							1,500,000
Increase in liability, effects of foreign exchange translation							300,000
Payment of tiered royalty, maximum percentage	20.00%			20.00%										20.00%	20.00%
Milestone payments payable upon achievement of certain sales milestones														£ 90.0	€ 31.0
GSK Asset Purchase and License Agreement | Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Shares issued for asset acquisition | shares				12,455,252	12,455,252
Value of shares issued for asset acquisition	$ 93,391,000			$ 93,391,000										£ 65.8
UCLB/UCLA Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments											$ 800,000
UCLB Technology and Manufacturing Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments											$ 1,100,000
UCLB License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares									4,665,384	1,224,094	3,441,290
UCLB/UCLA License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Payments to acquire clinical data										$ 800,000
Annual administration fee							100,000
Payments upon achievement of specified regulatory milestones							38,900,000
Research and development								200,000
Prepayments recorded associated with annual administration fee associated with license agreement							$ 100,000	100,000
Oxford BioMedica License, Development and Supply Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares							588,220					150,826	150,826
Research and development							$ 0				$ 500,000
Number of milestones met | Milestone							0
Oxford BioMedica License, Development and Supply Agreement | Achievement Of Second And Third Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development									$ 1,400,000
Oxford BioMedica License, Development and Supply Agreement | Achievement Of First Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development										$ 100,000
UCLA/CIRM Research Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total Reimbursements						$ 10,400,000
Reimbursements received			$ 7,300,000
Total reimbursement under new award		$ 8,500,000
Loan payable term period						10 days
Accrued royalties									0
Research and Development Expense								$ (5,000,000)
Accrued Liabilities and Other Liabilities							$ 1,600,000		$ 1,600,000
UCLA/CIRM Research Agreement | Maximum
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Obligation to reimburse research activities upon achievement of certain milestones		$ 5,500,000